Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations
Summary of discontinued operations
April 1,
2022
Revenue	$46,976

Operating expenses:
Cost of revenue	27,835
Impairment loss	6,125
Total operating expenses	33,960

Income from discontinued operations	$13,016

Summary of assets and liabilities of crypto mining operations, discontinued operations
April 1,
2022
Digital currency	$26,825
Digital currency equipment, net	276,380
Total assets from discontinued operations	$303,205

Due to related party	301,175
Total liabilities from discontinued operations	$301,175

Summary of discontinued cash flows
April 1,
2022
Cash Flows from Operating Activities:
Net income	$13,016
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss on digital assets	6,125
Depreciation and amortization	15,059
Changes in operating assets and liabilities:
Digital currency	(46,976)
Accounts payable and accrued liabilities	(27)
Related party advances funding operating expense	12,803
Net Cash provided by Operating Activities	-

Change in cash	-
Cash, beginning of period	-
Cash, end of period	$-

Non-Cash Financing Disclosure:
Repayments of related party loans using digital currency	$47,350